Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

Allocation of federal and state income taxes between current and deferred portions is as follows:

Components of Tax Expense	December 31, 2018	December 31, 2018 (Pro forma)	December 31, 2017 (Pro Forma)

Current - Federal	-	-	-
Current - State	3,004	3,004	-
Deferred - Federal	-	-	246,793
Deferred - State	-	-	23,842

Income Tax Provision/(Benefit)	3,004	3,004	270,635

Schedule of Rate Reconciliation

Federal income tax expense differs from the statutory federal rates of 21% for the year ended December 31, 2018 and 34% for the year ended December 31, 2017 due to the following:

Rate Reconciliation	December 31, 2018		December 31, 2018 (Pro forma)		December 31, 2017 (Pro Forma)

Pre-Tax Book Income	(1,939,482)		(2,260,364)		393,872

Provision/(Benefit) at Statutory Rate	(407,291)	21.00%	(474,676)	21.00%	133,917	34.00%
State Tax Provision/(Benefit) net of federal benefit	(46,706)	4.03%	(57,336)	4.03%	16,665	3.61%
Permanent Book/Tax Differences	163,916	-8.45%	175,909	-7.78%	23,212	5.89%
Change in Tax Rate	-	0.00%	-	0.00%	102,745	26.09%
Employee Retention Credit	-	0.00%	(6,484)	0.29%	(6,484)	-1.65%
Change in valuation allowance	290,454	-14.98%	423,761	-18.75%	-	0.00%
Other	2,631	-0.14%	(58,170)	2.57%	580	0.15%

Income Tax Provision/(Benefit)	3,004	1.47%	3,004	1.36%	270,635	68.09%

Schedule of Deferred Income Tax Assets

The components of the net deferred tax asset at December 31, 2018, are as follows:

December 31, 2018
Deferred Tax Assets
263A Unicap	29,233
Fixed Assets	(4,408)
Charitable Contribution Carryforward	-
Business Interest Limitation	36,969
Employee Retention Bonus	-
Stock based compensation	106,015
Federal Net Operating loss	109,380
State Net Operating Loss	20,612
Total Deferred Tax Assets	297,801

Deferred Tax Liabilities
Intangibles	(7,347)
Inventory Reserve	-
Total Deferred Tax Liability	(7,347)

Net Deferred Tax Asset/(Liability)	290,454

Valuation Allowance	(290,454)

Net Deferred Tax Asset/(Liability)	-